Equity (Details 3) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of changes in equity [abstract]
Treasury shares acquired to be cancelled	(87.5)	(126.2)	(30.7)
Shares acquired for cancellation, equity impact	$ (8,369)	$ (10,787)	$ (2,775)
Other share purchases	(1.6)	(1.4)	(1.5)
Other share purchases, equity impact	$ (148)	$ (123)	$ (145)
Purchase of treasury shares	(89.1)	(127.6)	(32.2)
Purchase of treasury shares, equity impact	$ (8,517)	$ (10,910)	$ (2,920)
Exercise of options and employee transactions shares	2.8	1.9	0.6
Exercise of options and employee transactions, equity impact	$ 146	$ 88	$ 39
Equity based compensation shares	10.4	10.4	9.6
Equity-based compensation, equity impact	$ 904	$ 854	$ 745
Shares delivered to divested business employees Alcon		0.0	0.1
Shares delivered to divested business employees, equity impact Alcon		$ 5	$ 17
Shares delivered to divested business employees Sandoz	0.3
Shares delivered to divested business employees, equity impact Sandoz	$ 30
Total number of outstanding treasury shares	(75.6)	(115.3)	(21.9)
Total equity impact of treasury share movements	$ (7,437)	$ (9,963)	$ (2,119)